VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2019 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Transfers from Newbuildings	941,388	—
Additions	894	—
Depreciation	—	(77,547)
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Depreciation	—	(96,438)
Additions	467	—
Transfers from Newbuildings	230,596	—
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Depreciation	—	(102,000)
Additions	39,029	—
Transfers from Newbuildings	166,121	—
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905